Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NEW YORK LIFE INVESTMENTS FUNDS TRUST
NYLI MacKay Short Duration High Income Fund
(the “Fund”)
Supplement dated August 28, 2025 (“Supplement”)
to the Prospectus and Summary Prospectus, each dated February 28, 2025, as supplemented
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this
Supplement, have the meanings assigned to them in the Prospectus and Summary Prospectus.
Effective immediately, the table in the section entitled “Fees and Expenses of the Fund” in the Fund’s Prospectus and Summary Prospectus is deleted in its entirety and replaced as follows:

	Class A	Investor Class	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	2.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b‑1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.15%	0.17%	0.17%	0.15%
Total Annual Fund Operating Expenses	1.05%	1.07%	1.82%	0.80%
Waivers / Reimbursements[2]	(0.03)%	0.00%	0.00%	(0.02)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	1.02%	1.07%	1.82%	0.78%
1.
No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

2.
New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 1.02%; Investor Class, 1.13%; Class C, 1.88%; and Class I, 0.78%. This agreement will remain in effect until February 28, 2026, and thereafter shall renew automatically for one‑year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

NYLI MacKay Short Duration High Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NEW YORK LIFE INVESTMENTS FUNDS TRUST
NYLI MacKay Short Duration High Income Fund
(the “Fund”)
Supplement dated August 28, 2025 (“Supplement”)
to the Prospectus and Summary Prospectus, each dated February 28, 2025, as supplemented
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this
Supplement, have the meanings assigned to them in the Prospectus and Summary Prospectus.
Effective immediately, the table in the section entitled “Fees and Expenses of the Fund” in the Fund’s Prospectus and Summary Prospectus is deleted in its entirety and replaced as follows:

	Class A	Investor Class	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	2.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b‑1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.15%	0.17%	0.17%	0.15%
Total Annual Fund Operating Expenses	1.05%	1.07%	1.82%	0.80%
Waivers / Reimbursements[2]	(0.03)%	0.00%	0.00%	(0.02)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	1.02%	1.07%	1.82%	0.78%
1.
No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

2.
New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 1.02%; Investor Class, 1.13%; Class C, 1.88%; and Class I, 0.78%. This agreement will remain in effect until February 28, 2026, and thereafter shall renew automatically for one‑year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.